Events after the reporting period	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Events after the reporting period

33	Events after the reporting period
(a)	Capital increase

On January 15, 2025, the subscription and payment process for the shares of the capital increase through new monetary contributions by Nexa Atacocha, as approved by the General Shareholders' Meeting on November 18, 2024, was completed. As a result, 100% of the Class A shares and Class B shares, which represent 1,203,513,164 and 979,353,191 respectively, were subscribed. Consequently, Nexa’s percentage of shares in Nexa Atacocha changed to 82.08%.

(b)	Brazilian tax reform

On January 16, 2025, Complementary Law No. 214 was published, regulating the Brazilian tax reform on consumption. The reform introduced significant changes to the Brazilian tax system, aiming to simplify collection, reduce bureaucracy, and promote greater tax justice. Among the main changes are the creation of the CBS (Contribution on Goods and Services) and the IBS (Tax on Goods and Services), a dual VAT model that will replace the current PIS, COFINS, IPI, ICMS, and ISS taxes. The transition to the new system will begin in 2026, in a staggered manner, with full implementation by 2033. The Company will begin the necessary adjustments to its processes in 2025 to comply with the new requirements and deadlines, as well as adjust its accounting estimates that will be impacted. Consequently, there is no effect of the Reform on the financial statements as of December 31, 2024.

(c)	Other tax claim payments

In January 2025, the Company paid a total amount of USD 42,547 and is continuing legal processes either at the judicial or administrative levels regarding specific Peruvian uncertain income tax discussions. Such payments were placed before the courts, and a provision may be recorded against such amounts in the future if the likelihood of loss becomes probable or the payments could be recoverable in cash if the Company prevails in these discussions. These payments did not materially change the balances recorded and disclosed on December 31, 2024.

(d)	Share premium reimbursement

On February 20, 2025, the Company’s Board of Directors recommended, subject to approval by the Company’s Annual General Meeting expected to be held on or around May 8, 2025, a cash distribution to the Company’s shareholders of approximately USD 13,400 to be paid on June 24, 2025, as share premium reimbursement, in accordance with the dividend policy effective in January 2025.